Segment Information (Tables)	12 Months Ended
Dec. 31, 2013
SEGMENT INFORMATION [Abstract]
Segments summarized financial information
	Port Terminal Business Segment for the Year Ended December 31, 2013	Cabotage Business Segment for the Year Ended December 31, 2013	Barge Business Segment for the Year Ended December 31, 2013	Unallocated interest	Total
Time charter, voyage and port terminal revenues	$ 39,189	$ 54,337	$ 97,208	$ —	$ 190,734
Sales of products	46,350	—	—	—	46,350
Time charter, voyage and port terminal expenses	(10,654)	(1,871)	(29,903)	—	(42,428)
Direct vessel expenses	—	(34,499)	(38,214)	—	(72,713)
Cost of products sold	(42,760)	—	—	—	(42,760)
Depreciation of vessels, port terminals and other fixed assets, net	(2,853)	(2,655)	(14,047)	—	(19,555)
Amortization of intangible assets	(983)	—	(2,816)	—	(3,799)
Amortization of deferred drydock and special survey costs	—	(2,188)	(1,204)	—	(3,392)
General and administrative expenses	(2,097)	(898)	(11,622)	—	(14,617)
Provision for losses on accounts receivable	—	(123)	(444)	—	(567)
Taxes other than income taxes	(234)	(4,847)	(2,831)	—	(7,912)
Gain on sale of assets	18	—	—	—	18
Interest expense and finance cost, net	—	(6,504)	(16,375)	(2,269)	(25,148)
Interest income	75	—	144	—	219
Foreign exchange differences	(339)	692	61	—	414
Other income, net	8	—	422	—	430
Income/(loss) before income taxes and noncontrolling interest	25,720	1,444	(19,621)	(2,269)	5,274
Income tax benefit/(expense)	1,587	(1,218)	4,185	—	4,554
Net income/(loss)	27,307	226	(15,436)	(2,269)	9,828
Less: Net income attributable to the noncontrolling interest	—	—	(112)	—	(112)
Net income/(loss) attributable to Navios Logistics' stockholders	$ 27,307	$ 226	$ (15,548)	$ (2,269)	$ 9,716

	Port Terminal Business Segment for the Year Ended December 31, 2012	Cabotage Business Segment for the Year Ended December 31, 2012	Barge Business Segment for the Year Ended December 31, 2012		Total
Time charter, voyage and port terminal revenues	$ 32,209	$ 52,557	$ 93,853		$ 178,619
Sales of products	68,414	—	—		68,414
Time charter, voyage and port terminal expenses	(9,384)	(1,741)	(30,651)		(41,776)
Direct vessel expenses	—	(34,565)	(34,911)		(69,476)
Cost of products sold	(65,039)	—	—		(65,039)
Depreciation of vessels, port terminals and other fixed assets, net	(2,785)	(4,152)	(15,565)		(22,502)
Amortization of intangible assets	(930)	—	(3,508)		(4,438)
Amortization of deferred drydock and special survey costs	—	(463)	(869)		(1,332)
General and administrative expenses	(2,292)	(660)	(11,892)		(14,844)
Provision for losses on accounts receivable	—	—	(747)		(747)
Taxes other than income taxes	(113)	(4,331)	(3,768)		(8,212)
Interest expense and finance cost, net	(1)	(6,635)	(13,421)		(20,057)
Interest income	266	1	121		388
Foreign exchange differences	(294)	—	15		(279)
Other income, net	98	372	1,022		1,492
Income/(loss) before income taxes and noncontrolling interest	20,149	383	(20,321)		211
Income tax (expense)/benefit	(889)	(99)	953		(35)
Net income/(loss)	19,260	284	(19,368)		176
Less: Net income attributable to the noncontrolling interest	—	—	(20)		(20)
Net income/(loss) attributable to Navios Logistics' stockholders	$ 19,260	$ 284	$ (19,388)		$ 156

	Port Terminal Business Segment for the Year Ended December 31, 2011	Cabotage Business Segment for the Year Ended December 31, 2011	Barge Business Segment for the Year Ended December 31, 2011		Total
Time charter, voyage and port terminal revenues	$ 23,347	$ 51,228	$ 91,050		$ 165,625
Sales of products	69,063	—	—		69,063
Time charter, voyage and port terminal expenses	(8,553)	(1,109)	(32,018)		(41,680)
Direct vessel expenses	—	(31,276)	(32,146)		(63,422)
Cost of products sold	(66,757)	—	—		(66,757)
Depreciation of vessels, port terminals and other fixed assets, net	(2,538)	(4,300)	(11,342)		(18,180)
Amortization of intangible assets	(927)	—	(3,509)		(4,436)
Amortization of deferred drydock and special survey costs	—	(212)	(506)		(718)
General and administrative expenses	(2,337)	(291)	(11,034)		(13,662)
Provision for losses on accounts receivable	(28)	—	(464)		(492)
Taxes other than income taxes	(193)	(4,861)	(3,880)		(8,934)
Gain on sale of assets	36	—	—		36
Interest expense and finance cost, net	—	(4,344)	(12,730)		(17,074)
Interest income	459	—	384		843
Foreign exchange differences	(182)	—	(463)		(645)
Other income, net	36	—	633		669
Income/(loss) before income taxes and noncontrolling interest	11,426	4,835	(16,025)		236
Income tax (expense)/benefit	(390)	(325)	1,063		348
Net income/(loss)	11,036	4,510	(14,962)		584
Less: Net income attributable to the noncontrolling interest	—	(641)	(139)		(780)
Net income/(loss) attributable to Navios Logistics' stockholders	$ 11,036	$ 3,869	$ (15,101)		$ (196)